Short-term investments - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Cash and Cash Equivalents [Line Items]
Other Income	$ 7,543	¥ 49,218	¥ 27,730	¥ 16,274
Other Income
Cash and Cash Equivalents [Line Items]
Equity Securities, FV-NI, Unrealized Gain (Loss)	5,445	35,527
Commercial Banks Deposits
Cash and Cash Equivalents [Line Items]
Other Income	$ 652	¥ 4,255	¥ 4,434	¥ 3,566